Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, subject to redemption share	3,646,607	3,646,607	4,600,000
Ordinary shares, subject to redemption value per share (in Dollars per share)	$ 11.24	$ 11.09	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	1,375,000	1,375,000	1,375,000
Ordinary shares, shares outstanding	1,375,000	1,375,000	1,375,000